Annual Total Returns - BLACKROCK GLOBAL ALLOCATION FUND, INC. (Class R, Investor C, Investor A and Institutional) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Investor A Shares
Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(3.71%)
Annual Return 2012	10.01%
Annual Return 2013	14.43%
Annual Return 2014	1.88%
Annual Return 2015	(1.05%)
Annual Return 2016	3.75%
Annual Return 2017	13.32%
Annual Return 2018	(7.63%)
Annual Return 2019	17.21%
Annual Return 2020	20.79%